Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for CFO	Compensation Actually Paid to CFO (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
2025	$738,500	$96,059	$687,960	$126,801	$2.07	$17,300,000
2024	$1,448,350	$660,990	$1,424,644	$739,958	$28.89	$29,700,000
2023	$1,303,800	$283,915	$1,193,150	$309,338	$31.11	$36,200,000

Named Executive Officers, Footnote [Text Block]

(1)	The amounts represent compensation actually paid to Dr. Spana, our CEO, and Mr. Wills, our CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO and CFO for each of the fiscal years ended June 30, 2025, 2024 and 2023.

PEO Total Compensation Amount		$ 738,500	$ 1,448,350	$ 1,303,800
PEO Actually Paid Compensation Amount	[1]	$ 96,059	660,990	283,915
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our CEO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to Our CEO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$738,500	$1,448,350	$1,303,800
Deduction for Amounts Reported Under the Columns “Stock Awards,” “Option Awards,” and “All Other Compensation” in the Summary Compensation Table	(17,500)	(391,350)	(341,300)
Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year that Are Outstanding and Unvested as of the End of the Covered Fiscal Year	-	395,680	309,785
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(214,148)	(1,991)	(130,591)
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(410,793)	(789,699)	(857,779)
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Total Adjustments	(642,441)	(787,360)	(1,019,885)
Compensation Actually Paid to the CEO	$96,059	$660,990	$283,915

Non-PEO NEO Average Total Compensation Amount		$ 687,960	1,424,644	1,193,150
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 126,801	739,958	309,338
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our CFO represents the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” to Our CFO	2025	2024	2023
Total Compensation in the Summary Compensation Table	$687,960	$1,424,644	$1,193,150
Deduction for Amounts Reported Under the Columns “Stock Awards,” “Option Awards,” and “All Other Compensation” in the Summary Compensation Table	(17,960)	(342,444)	(299,350)
Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year that Are Outstanding and Unvested as of the End of the Covered Fiscal Year	-	345,270	269,650
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(186,915)	(2,700)	(113,350)
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(356,284)	(684,812)	(740,762)
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Total Adjustments	(561,159)	(684,686)	(883,812)
Compensation Actually Paid to the CFO	$126,801	$739,958	$309,338

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our cumulative TSR for each of the years presented:

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between compensation actually paid to the PEO and the NEO, compared to our net loss reported in our most recent 10-K filings for each of the years presented:

Total Shareholder Return Amount		$ 2.07	28.89	31.11
Net loss		$ 17,300,000	$ 29,700,000	$ 36,200,000
CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Dr. Spana	Dr. Spana	Dr. Spana
CEO [Member] | Deduction for Amounts Reported Under the Columns “Stock Awards,” “Option Awards,” and “All Other Compensation” in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ (17,500)	$ (391,350)	$ (341,300)
CEO [Member] | Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year that Are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			395,680	309,785
CEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(214,148)	(1,991)	(130,591)
CEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(410,793)	(789,699)	(857,779)
CEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
CEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ (642,441)	$ (787,360)	$ (1,019,885)
CFO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Wills	Mr. Wills	Mr. Wills
CFO [Member] | Deduction for Amounts Reported Under the Columns “Stock Awards,” “Option Awards,” and “All Other Compensation” in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ (17,960)	$ (342,444)	$ (299,350)
CFO [Member] | Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year that Are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			345,270	269,650
CFO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(186,915)	(2,700)	(113,350)
CFO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(356,284)	(684,812)	(740,762)
CFO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
CFO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ (561,159)	$ (684,686)	$ (883,812)

[1]	The amounts represent compensation actually paid to Dr. Spana, our CEO, and Mr. Wills, our CFO. See “Executive Compensation – Summary Compensation Table” for certain other compensation and awards granted to our CEO and CFO for each of the fiscal years ended June 30, 2025, 2024 and 2023.